Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of consolidated provision for income taxes

	Year Ended	Year Ended
	December 31, 2019	December 31, 2018
Income Tax Expense (benefit)
Current federal tax expense
Federal	$479,000	$-0-
State	-0-	-0-
Deferred tax (benefit)
Federal	$(479,000)	$-0-
State	-0-	-0-
Total	$-0-	$-0-

Schedule of deferred tax assets and liabilities
	Year Ended	Year Ended
	December 31, 2019	December 31, 2018
Deferred tax assets:
Net operating losses	1,033,300	$2,165,100
Deferred right to use lease liabilities	1,671,700	-
Stock based compensation	354,800	663,300
Amortization of debt discount	-	346,400
Accruals, reserves and other	160,200	66,100
	3,220,000	3,240,900
Deferred tax liabilities:
Deferred right to use lease assets	1,678,300	-
Accumulated depreciation and amortization	$360,000	$358,000
	2,038,300	358,000
Gross deferred tax asset	1,181,700	2,882,900
Valuation Allowance	(1,181,700)	(2,882,900)
Deferred tax asset (liability), net	$0	$-0

Schedule of U.S. Federal statutory income tax rate
	Years Ended December 31,
	2019	2018
Federal statutory tax rate	21%	21%
State and local income taxes (net of federal tax benefit)	-	-
	21%	21
Valuation allowance	(21)	(21)
	0%	0%